TRADE AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
TRADE AND OTHER PAYABLES

12. TRADE AND OTHER PAYABLES

	Year ended March 31,
	$2026	2025
Group
Trade payables	7,136,144	7,899,986
Other payables	1,326	88,999
Accruals	1,239,101	186,993
Bonus accrual	264,618	191,588
	8,641,189	8,367,566